FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2022 and 2021, are as follows:

All figures in USD ‘000 Recurring:	Fair Value Hierarchy Level	2022 Fair Value	2022 Carrying Value	2021 Fair Value	2021 Carrying Value
Cash and Cash Equivalents	1	59,583	59,583	34,739	34,739
Restricted Cash	1	3,719	3,719	9,909	9,909
2019 Senior Secured Credit Facility including $30 million Accordion Loan	2	(129,189)	(127,600)	(223,122)	(218,243)
Financing of 2018-built Vessels	2	(95,950)	(94,622)	(104,277)	(102,715)
Financing of 2022 Newbuildings	2	(84,851)	(83,815)	-	-
Non-recurring:
Vessels* (footnote 4)	2	-	-	93,710	93,710

* Vessels measured at fair value are included as part of the Vessels and Vessel Held for Sale balances of $715.3 million and $15.0 million, respectively, in our consolidated balance sheet as of December 31, 2021, and the presentation of these vessels is related to the impairment charges recorded in 2021 and presentation of the applicable vessels at their then fair value.